Shareholder Report, Average Annual Return (Details)	12 Months Ended	35 Months Ended
	Apr. 30, 2026	Apr. 30, 2026
Roundhill Generative AI & Technology ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	122.06%	47.30%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	31.05%	22.10%